Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 1,508,205	$ 1,733,673	$ 2,541,579	$ 2,409,391
Cash at banks and on hand [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	1,477,368	1,700,987
Fiduciary rights – money market like [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	22,266	30,652
Term deposit certificates [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	7,244	870
Funds [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	1,318	1,139
Other cash equivalents [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 9	$ 25